Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

Michael D. Mabry

(215) 564-8011

mmabry@Stradley.com

June 10, 2011

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attn: Mary Cole

Re:           EGA Emerging Global Shares Trust
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 11 under the 1933 Act and Post-Effective Amendment No. 13 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”).  The Trust is filing this Amendment for the purpose of adding multiple new series of shares to the Trust, designated as EGShares India Consumer ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares India High Income Low Beta ETF, EGShares Emerging Markets High Income Low Beta ETF, and EGShares Emerging Markets Food and Agriculture ETF (each individually referred to as a “Fund”, and collectively referred to as the “Funds”).  Please note that two series that were part of Post-Effective Amendment No. 7 under the 1933 Act and Post-Effective Amendment No. 9 under the Investment Company Act of 1940, filed on March 17, 2011, EGShares India Telecom ETF and EGShares India Utilities ETF, have been removed for purposes of this filing under Rule 485(b).  The Amendment relates only to the Funds and does not affect the prospectuses and statements of additional information of the Trust’s other series.

This filing, in our judgment as counsel to the Registrant, does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Aidan H. O’Connor at (202) 419-8406.

U.S. Securities and Exchange Commission
June 10, 2011

Very truly yours,

/s/ Michael D. Mabry
Michael D. Mabry

cc:           Robert C. Holderith
James J. Valenti
Aidan H. O’Connor
Laura Hatch